Called up share capital (Tables)	6 Months Ended
Jun. 30, 2018
Equity [abstract]
Called up share capital
Half year ended 30.06.18	Ordinary share capital£m	Share premium£m	Total share capital and share premium£m
Opening balance	4,265	17,780	22,045
Movement	13	86	99
Closing balance	4,278	17,866	22,144